Stockholders' Equity Transactions (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended
	Jan. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Common stock, shares issued		47,620,406	32,867,028	542,856
Common stock, shares outstanding		47,620,406	32,867,028	27,060,561
Common stock issuable		6,423,708	0
Shares issued that were owed (in shares)		6,423,708		542,856
Shares issued for compensation	900,000		600,000
Shares issued for compensation, value	$ 189,000		$ 306,000
Stock Issued During Period, Value Upon Conversion			1,090,902
Stock issued upon conversion			4,363,611
Common stock conversion, price per			$ 0.25
Common stock, shares authorized		200,000,000	200,000,000
Warrants issued in shares		3,003,104	200,000
Warrants exercise price			$ 0.40
Number of shares in each unit			1
Number of warrant in each unit			1
Exercise price			$ 0.40
Warrant outstanding		3,203,104
Weighted average exercise price		$ 0.03440
Units Issued During Period, Units			200,000
Units Issued During Period, Value			50,000
Stock Issued During Period, Shares, Issued for Services			100,000
Shares issued for services		0	51,000
Notes Payable and Accrued Interest [Member]
Stock Issued During Period, Amount of Debt Settlement		212,628
Stock Issued During Period, Amount of Debt Settlement, Shares		850,509
Anti-dilution provisions [Member]
Common stock authorized value		832,083
Common stock, shares authorized		6,006,208
Convertible debt and accrued interest [Member]
Stock Issued During Period, Value Upon Conversion		3,163,218
Stock issued upon conversion		12,652,869
Accounts Payable
Common stock unissued amount		417,500
Stock Issued During Period, Amount of Debt Settlement		$ 239,469
Stock Issued During Period, Amount of Debt Settlement, Shares		767,500
Minimum [Member]
Warrants exercise price		$ 0.010